UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03910
Voyageur Tax Free Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Delaware Tax-Free Minnesota Fund
Class A: DEFFX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free Minnesota Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.83%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Minnesota Fund (Class A) returned 7.10% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Significant out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Minnesota Fund (Class A) – including sales charge	2.23%	-0.46%	1.42%
Delaware Tax-Free Minnesota Fund (Class A) – excluding sales charge	7.10%	0.47%	1.89%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2024)
Fund net assets	$550,892,137
Total number of portfolio holdings	321
Total advisory fees paid	$2,058,623
Portfolio turnover rate	27%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.29%
Education Revenue Bonds	19.95%
Local General Obligation Bonds	18.18%
Transportation Revenue Bonds	7.71%
Electric Revenue Bonds	6.20%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.57%
State General Obligation Bonds	3.27%
Special Tax Revenue Bonds	3.06%
Housing Revenue Bonds	1.98%
Lease Revenue Bonds	1.88%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.70%
Puerto Rico	3.54%

Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class A shares of 0.81% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3895149)
Delaware Tax-Free Minnesota Fund
Class C: DMOCX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free Minnesota Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.58%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Minnesota Fund (Class C) returned 6.39% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Significant out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Minnesota Fund (Class C) – including sales charge	5.39%	-0.28%	1.13%
Delaware Tax-Free Minnesota Fund (Class C) – excluding sales charge	6.39%	-0.28%	1.13%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2024)
Fund net assets	$550,892,137
Total number of portfolio holdings	321
Total advisory fees paid	$2,058,623
Portfolio turnover rate	27%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.29%
Education Revenue Bonds	19.95%
Local General Obligation Bonds	18.18%
Transportation Revenue Bonds	7.71%
Electric Revenue Bonds	6.20%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.57%
State General Obligation Bonds	3.27%
Special Tax Revenue Bonds	3.06%
Housing Revenue Bonds	1.98%
Lease Revenue Bonds	1.88%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.70%
Puerto Rico	3.54%

Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Class C shares of 1.56% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3895149)
Delaware Tax-Free Minnesota Fund
Institutional Class: DMNIX
Annual shareholder report | August 31, 2024
This annual shareholder report contains important information about Delaware Tax-Free Minnesota Fund (Fund) for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free Minnesota Fund (Institutional Class) returned 7.37% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Significant out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free Minnesota Fund (Institutional Class) – including sales charge	7.37%	0.72%	2.15%
Delaware Tax-Free Minnesota Fund (Institutional Class) – excluding sales charge	7.37%	0.72%	2.15%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2024)
Fund net assets	$550,892,137
Total number of portfolio holdings	321
Total advisory fees paid	$2,058,623
Portfolio turnover rate	27%

Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.29%
Education Revenue Bonds	19.95%
Local General Obligation Bonds	18.18%
Transportation Revenue Bonds	7.71%
Electric Revenue Bonds	6.20%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.57%
State General Obligation Bonds	3.27%
Special Tax Revenue Bonds	3.06%
Housing Revenue Bonds	1.98%
Lease Revenue Bonds	1.88%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.70%
Puerto Rico	3.54%

Material Fund changes
For the fiscal year ended August 31, 2024, the Fund introduced a new fee waiver for Institutional Class shares of 0.56% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 31, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3895149)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,000 for 2024 and $38,887 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,362,878 for 2024 and $1,362,878 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,797 for 2024 and $5,297 for 2023.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $17,300,000 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Financial statements and other information
For the year ended August 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 98.01%
Education Revenue Bonds — 26.71%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 837,724
Series A 4.00% 7/1/37	850,000	814,478
Series A 4.25% 7/1/47	750,000	684,375
Series A 4.375% 7/1/52	250,000	226,990
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,246,886
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	270,105
Series A 5.00% 7/1/34	350,000	350,081
Series A 5.00% 7/1/45	360,000	358,589
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,005,130
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 4.50% 8/1/26	245,000	245,051
Series A 5.375% 8/1/50	975,000	991,117
Series A 5.75% 8/1/44	585,000	585,351
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	230,768
Series A 5.00% 7/1/47	710,000	647,761
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	651,378
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,410
Series A 5.00% 7/1/44	495,000	494,995
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	1,338,582
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	691,470

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.50% 7/1/52 #	1,130,000	$ 1,123,525
Series A 144A 5.50% 7/1/57 #	880,000	869,378
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	731,678
144A 5.00% 8/1/53 #	570,000	570,074
5.25% 8/1/39	800,000	800,320
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School Project) Series A 5.00% 9/1/44	1,435,000	1,346,963
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	639,712
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,595,667
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	267,528
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	1,011,860
Series A 5.00% 9/1/55	1,000,000	995,310
Series A 5.75% 9/1/46	500,000	508,550
Series A 6.00% 9/1/51	3,500,000	3,568,285
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,250,000	1,128,425
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,503,900
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	300,000	303,141
(Nova Classical Academy Project) Series A 4.00% 9/1/36	1,620,000	1,570,379
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	715,000	726,090

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Woodbury, Minnesota Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	$ 374,243
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	752,450
Series A 4.00% 7/1/51	1,140,000	875,201
Series A 4.00% 7/1/56	575,000	428,093
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	664,503
Series A 5.00% 11/1/48	1,700,000	1,500,199
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,215,638
5.00% 5/1/47	3,000,000	2,734,380
(Carleton College) 4.00% 3/1/47	1,500,000	1,483,695
(Green Bonds) Series A 5.00% 10/1/32	500,000	550,815
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,388,023
(Macalester College)
3.00% 3/1/40	365,000	324,485
3.00% 3/1/43	325,000	274,066
4.00% 3/1/48	600,000	582,486
(Minneapolis College of Art & Design)
4.00% 5/1/25	200,000	200,020
4.00% 5/1/26	100,000	100,007
(St. Catherine University)
5.00% 10/1/52	750,000	751,928
Series A 4.00% 10/1/38	920,000	882,823
Series A 5.00% 10/1/45	1,670,000	1,684,596
(St. Olaf College) 4.00% 10/1/46	935,000	904,070
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	303,810
Series B 5.00% 10/1/39	1,000,000	1,008,090
Series B 5.00% 10/1/47	1,055,000	1,057,669
(University of St. Thomas)
4.00% 10/1/37	300,000	305,028
4.00% 10/1/44	100,000	96,796

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
5.00% 10/1/34	450,000	$ 485,235
5.00% 10/1/40	915,000	966,999
Series A 4.125% 10/1/53	1,325,000	1,305,377
Series A 5.00% 10/1/49	1,250,000	1,338,837
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	241,460
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	1,000,000	1,118,770
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	927,414
		59,759,232
Electric Revenue Bonds — 1.20%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,508
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	89,100
Series AAA 5.25% 7/1/25 ‡	95,000	51,300
Series CCC 5.25% 7/1/27 ‡	650,000	351,000
Series WW 5.00% 7/1/28 ‡	585,000	315,900
Series XX 4.75% 7/1/26 ‡	105,000	56,700
Series XX 5.25% 7/1/40 ‡	295,000	159,300
Series XX 5.75% 7/1/36 ‡	370,000	199,800
Series ZZ 4.75% 7/1/27 ‡	85,000	45,900
Series ZZ 5.25% 7/1/25 ‡	130,000	69,875
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	400,000	407,136
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	573,270
		2,679,789
Healthcare Revenue Bonds — 38.07%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	366,436

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	$ 795,732
5.00% 9/1/43	1,000,000	1,003,550
5.00% 9/1/58	1,175,000	1,176,234
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	490,000	312,890
Fourth Tier Series D 7.25% 1/1/52	1,495,000	841,864
Second Tier Series B 5.00% 1/1/47	535,000	320,738
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,239,923
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,134,716
Series A 6.125% 3/1/49	300,000	303,981
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,305,906
City of Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	639,031	383,419
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.50% 11/1/34	1,000,000	1,000,810
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	213,645
5.00% 9/1/52	1,500,000	1,299,585
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	628,571
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	182,258

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	$ 666,833
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	90,000	54,900
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,625,000	1,546,675
5.00% 5/1/29	500,000	517,075
(North Memorial Health Care) 4.00% 9/1/35	300,000	291,243
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	958,760
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	1,000,000	991,620
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,596,594
Series A 5.00% 11/15/32	1,250,000	1,262,775
Series A 5.00% 11/15/33	1,400,000	1,457,064
Series A 5.00% 11/15/44	1,000,000	1,000,890
Series A 5.00% 11/15/49	1,000,000	1,010,000
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,616,343
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	395,360
4.20% 8/1/49	1,500,000	1,153,110
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,200,192

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,500,000	$ 3,635,275
5.00% 11/15/57	5,175,000	5,562,245
Series B 5.00% 11/15/33	500,000	587,945
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	600,126
Series A 5.00% 9/1/32	1,000,000	1,009,950
Series A 5.00% 9/1/35	350,000	352,607
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	738,631
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	127,154
5.00% 9/1/34	105,000	105,037
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,118,442
Series A 5.00% 5/1/46	2,630,000	2,656,353
City of St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	896,170
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	603,491
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,432,743
Series A 5.00% 11/15/47	2,360,000	2,394,786
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	1,000,000	1,011,730
Series A 5.00% 7/1/33	1,000,000	1,010,290
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	918,740

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	$ 1,053,010
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	2,000,000	1,757,280
City of Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,333,095
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	482,575
4.00% 8/1/38	500,000	490,560
4.00% 8/1/39	400,000	389,456
4.00% 8/1/44	700,000	656,012
5.00% 8/1/35	150,000	152,671
5.00% 8/1/54	1,250,000	1,257,175
City of West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,437,750
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	1,945,903
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	314,833
Series A 5.00% 4/1/40	315,000	289,973
Series A 5.00% 4/1/48	185,000	159,100
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,431,585
Series A 4.00% 7/1/41	930,000	780,800
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	391,600
Series A 5.00% 2/15/53	1,590,000	1,617,205
Series A 5.00% 2/15/58	6,940,000	7,053,330

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(Essentia Health Obligated Group)
Series A 5.25% 2/15/58	2,000,000	$ 2,053,620
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	398,594
Series A 4.00% 6/15/38	400,000	412,752
Series B 5.25% 6/15/52	1,000,000	1,081,610
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	1,983,457
5.25% 1/1/54	1,150,000	1,257,168
		85,172,521
Housing Revenue Bonds — 2.97%
City of Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	932,720
City of Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	734,340
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds) Series F 2.40% 7/1/46	1,250,000	869,975
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	350,000	352,884
Series D 5.50% 7/1/53	970,000	1,036,600
Series I 2.20% 1/1/51	635,000	407,683
Series O 4.45% 7/1/38	1,000,000	1,029,850
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,275,000
		6,639,052
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.26%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	1,021,482

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	$ 1,010,140
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,266,647
		7,298,269
Lease Revenue Bonds — 1.40%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	1,250,000	1,208,050
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.00% 2/1/38	880,000	895,954
Series A 4.50% 2/1/33	345,000	351,317
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	434,405
Minnesota Housing Finance Agency Revenue
(State Appropriation) 5.00% 8/1/31	250,000	250,380
		3,140,106
Local General Obligation Bonds — 10.63%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	428,030
Series A 3.00% 2/1/45	750,000	623,700
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	380,175
Series A 4.00% 2/1/42	925,000	935,878
Series A 4.00% 2/1/43	800,000	808,136
City of Blaine, Minnesota
Series A 4.00% 2/1/39	1,165,000	1,222,225

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	$ 1,195,610
3.00% 12/1/38	1,970,000	1,777,984
3.00% 12/1/42	1,000,000	857,670
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,812,624
City of Virginia, Minnesota
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,009,180
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	194,983
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	471,811
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,232,400
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/37	1,170,000	1,217,607
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	613,530
Series C 4.00% 3/1/43	575,000	582,044
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	515,400
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	1,446,195
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,056,069
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	150,000	149,268
Series A 4.00% 2/1/45	325,000	322,277
Series A 5.00% 2/1/42	420,000	453,583
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	442,382
Washington County, Minnesota
Series A 5.00% 2/1/43	1,000,000	1,122,180

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	1,035,000	$ 1,028,386
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	873,330
		23,772,657
Pre-Refunded Bonds — 0.57%
City of St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	282,043
Series A 5.00% 11/15/30-25 §	205,000	210,250
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27 §	750,000	776,137
		1,268,430
Special Tax Revenue Bonds — 3.49%
City of Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	650,000	650,078
Commonwealth of Puerto Rico Revenue
(Subordinate)
1.724% 11/1/51 •	138,275	88,669
3.029% 11/1/43 •	1,634,344	1,035,766
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,505,000	1,493,697
Series A-1 5.398% 7/1/51 ^	6,809,000	1,670,997
Series A-2 4.536% 7/1/53	3,000,000	2,877,750
		7,816,957
State General Obligation Bonds — 3.28%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	1,046,813
Series A-1 4.00% 7/1/46	1,000,000	928,530
Minnesota State
Series A 4.00% 9/1/38	550,000	579,447
Series A 5.00% 8/1/40	750,000	822,278
Series A 5.00% 8/1/41	1,000,000	1,122,890

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/44	2,500,000	$ 2,834,925
		7,334,883
Transportation Revenue Bonds — 6.43%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	1,500,000	1,441,515
Series B 5.00% 1/1/32 (AMT)	330,000	350,246
Series B 5.00% 1/1/39 (AMT)	500,000	521,160
Series B 5.00% 1/1/49 (AMT)	600,000	612,780
Series B 5.25% 1/1/42 (AMT)	2,910,000	3,211,709
Series B 5.25% 1/1/47 (AMT)	500,000	534,805
Series B 5.25% 1/1/49 (AMT)	1,000,000	1,083,280
(Senior) Series C 5.00% 1/1/46	185,000	189,599
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,215,760
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,213,317
		14,374,171
Total Municipal Bonds (cost $224,162,982)		219,256,067

Short-Term Investments — 0.89%
Variable Rate Demand Note — 0.89%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.80% 11/15/48 (LOC - Wells Fargo Bank, N.A.)	2,000,000	2,000,000
Total Short-Term Investments (cost $2,000,000)		2,000,000
Total Value of Securities—98.90% (cost $226,162,982)		$221,256,067
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $12,790,826, which represents 5.72% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2024
	Principal amount°	Value (US $)
Municipal Bonds — 98.24%
Education Revenue Bonds — 19.95%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	$ 423,848
Series A 4.25% 7/1/47	1,550,000	1,414,375
Series A 4.375% 7/1/52	1,250,000	1,134,950
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,395,000	2,394,760
Series A 5.00% 3/1/39	385,000	377,993
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	305,119
Series A 5.00% 7/1/34	150,000	150,035
Series A 5.00% 7/1/45	1,705,000	1,698,316
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	503,345
Series A 5.50% 7/1/50	2,000,000	2,010,260
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	408,300
Series A 5.375% 8/1/50	2,290,000	2,327,854
Series A 5.50% 8/1/36	1,000,000	1,000,810
Series A 5.75% 8/1/44	1,895,000	1,896,137
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	751,222
Series A 5.00% 7/1/47	2,290,000	2,089,259
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,544,975
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	1,000,000	970,710
Series A 5.50% 6/1/57	500,000	478,065
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	800,000	822,368

Schedules of investments
Delaware Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	880,000	$ 881,874
Series A 144A 5.50% 7/1/52 #	1,440,000	1,431,749
Series A 144A 5.50% 7/1/57 #	1,120,000	1,106,482
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	250,000	250,100
5.50% 8/1/49	3,250,000	3,250,877
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	519,959
Series A 5.00% 9/1/44	1,565,000	1,468,987
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	746,331
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	3,110,000	2,835,729
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	742,012
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	995,310
Series A 5.75% 9/1/46	1,000,000	1,017,100
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,579,795
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,700,000	1,704,369
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	101,047
Series A 144A 5.25% 7/1/33 #	140,000	143,346
(Nova Classical Academy Project) Series A 4.00% 9/1/36	150,000	145,405

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	375,000	$ 380,816
City of Woodbury, Minnesota Charter School Lease Revenue
(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,151,580
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	379,716
Series A 5.00% 11/1/48	3,355,000	2,960,687
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,458,765
(Carleton College)
4.00% 3/1/35	1,000,000	1,012,770
4.00% 3/1/36	415,000	419,399
4.00% 3/1/47	3,775,000	3,733,966
5.00% 3/1/53	2,900,000	3,096,591
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	911,020
(College of St. Scholastica)
4.00% 12/1/33	500,000	489,470
4.00% 12/1/34	500,000	486,515
4.00% 12/1/40	1,200,000	1,094,448
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,960,833
(Macalester College) 4.00% 3/1/42	735,000	736,691
(St. Catherine University)
5.00% 10/1/52	2,250,000	2,255,782
Series A 4.00% 10/1/36	925,000	900,691
Series A 5.00% 10/1/32	715,000	744,687
Series A 5.00% 10/1/45	4,155,000	4,191,315
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	509,390
Series 8-I 5.00% 10/1/33	250,000	254,660
(St. Olaf College)
3.00% 10/1/38	1,000,000	904,950
3.00% 10/1/41	1,000,000	875,060
4.00% 10/1/46	565,000	546,310

Schedules of investments
Delaware Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/50	700,000	$ 662,683
Series 8-G 5.00% 12/1/32	795,000	814,008
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	967,128
Series B 5.00% 10/1/38	1,000,000	1,010,810
Series B 5.00% 10/1/39	940,000	947,605
Series B 5.00% 10/1/40	625,000	629,325
Series B 5.00% 10/1/47	1,060,000	1,062,682
(University of St. Thomas)
4.00% 10/1/44	545,000	527,538
5.00% 10/1/33	750,000	811,943
5.00% 10/1/34	800,000	862,640
5.00% 10/1/40	1,595,000	1,685,644
Series 7-U 4.00% 4/1/26	1,000,000	1,000,520
Series A 4.00% 10/1/34	400,000	405,616
Series A 4.00% 10/1/36	500,000	504,980
Series A 4.125% 10/1/53	1,000,000	985,190
Series A 5.00% 10/1/49	2,475,000	2,650,898
(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,885,412
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	574,972
4.00% 11/1/42 (AMT)	1,500,000	1,448,760
St. Paul, Minnesota Independent School District No. 625
Series A 5.00% 2/1/43	2,100,000	2,349,417
University of Minnesota Revenue
Series A 5.00% 4/1/34	2,115,000	2,187,693
Series A 5.00% 9/1/42	2,100,000	2,163,966
Series A 5.00% 11/1/42	2,000,000	2,172,620
Series A 5.00% 1/1/43	1,250,000	1,410,050
Series A 5.00% 1/1/44	1,000,000	1,123,840
		109,925,225
Electric Revenue Bonds — 6.20%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	271,269

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
City of Chaska, Minnesota Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	250,000	$ 256,163
Series A 5.00% 10/1/30	1,150,000	1,177,611
City of Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	3,660,000	3,751,170
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/30	1,910,000	1,963,270
Series A 4.00% 10/1/33	365,000	370,968
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	500,810
5.00% 10/1/33	1,205,000	1,206,807
5.00% 10/1/47	2,000,000	2,044,100
Series A 5.00% 10/1/30	1,300,000	1,302,106
Series A 5.00% 10/1/34	750,000	751,103
Series A 5.00% 10/1/35	1,525,000	1,527,150
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	232,200
Series AAA 5.25% 7/1/25 ‡	250,000	135,000
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,012,500
Series WW 5.25% 7/1/33 ‡	1,250,000	675,000
Series XX 4.75% 7/1/26 ‡	260,000	140,400
Series XX 5.75% 7/1/36 ‡	925,000	499,500
Series ZZ 4.75% 7/1/27 ‡	210,000	113,400
Series ZZ 5.25% 7/1/25 ‡	350,000	188,125
Sauk Centre Public Utilities Commission Electric Revenue
Series A 4.50% 12/1/53 (AGM)	875,000	878,080
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	3,815,000	3,995,717
Series A 5.00% 1/1/46	3,685,000	3,750,740
(Capital Appreciation) Series A 4.438% 1/1/25 (NATL) ^	5,000,000	4,938,550
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,119,430
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,342,796
		34,143,965

Schedules of investments
Delaware Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 32.29%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	$ 1,007,699
5.375% 11/1/34	590,000	590,018
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	438,450
4.00% 9/1/61	700,000	580,482
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	947,300
5.00% 9/1/58	1,605,000	1,606,685
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	1,585,000	1,012,102
Fourth Tier Series D 7.25% 1/1/52	2,580,000	1,452,849
Second Tier Series B 5.00% 1/1/47	1,640,000	983,196
Second Tier Series B 5.25% 1/1/37	480,000	353,861
Third Tier Series C 4.25% 1/1/27	285,000	249,364
Third Tier Series C 5.00% 1/1/32	400,000	285,820
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,600,000	2,518,594
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,114,597
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	700,000	676,970
5.00% 6/1/48	1,000,000	888,050
5.00% 6/1/53	2,450,000	2,119,078
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	501,595
4.00% 11/1/41	2,000,000	1,913,540
4.50% 11/1/34	1,700,000	1,701,377
5.00% 11/1/24	600,000	601,440
5.00% 11/1/26	500,000	501,080

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	$ 91,396
4.00% 9/1/39	100,000	85,458
5.00% 9/1/44	500,000	456,880
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	500,000	358,805
5.00% 5/1/44	1,500,000	987,660
5.00% 5/1/51	1,585,000	971,985
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/25	660,000	658,990
4.00% 4/1/26	270,000	269,997
4.00% 4/1/31	60,000	59,111
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	586,813
5.75% 2/1/44	500,000	412,560
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	244,000
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,500,000	2,379,500
5.00% 5/1/27	1,400,000	1,452,136
5.00% 5/1/28	1,000,000	1,035,480
5.00% 5/1/29	1,000,000	1,034,150
5.00% 5/1/30	850,000	877,506
5.00% 5/1/32	825,000	847,910
(North Memorial Health Care)
4.00% 9/1/35	350,000	339,783
5.00% 9/1/31	1,320,000	1,332,778
5.00% 9/1/32	1,000,000	1,009,210
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,288,425

Schedules of investments
Delaware Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	$ 2,012,220
4.00% 11/15/40	3,750,000	3,718,575
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	6,175,437
Series A 5.00% 11/15/32	750,000	757,665
Series A 5.00% 11/15/33	860,000	895,054
Series A 5.00% 11/15/35	500,000	518,080
Series A 5.00% 11/15/44	1,000,000	1,000,890
Series A 5.00% 11/15/49	6,115,000	6,176,150
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	1,030,000	988,213
5.25% 11/1/45	1,950,000	1,840,469
5.375% 11/1/50	655,000	622,767
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,520,000	3,520,563
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	11,450,000	11,892,542
5.00% 11/15/57	7,250,000	7,792,518
Series B 5.00% 11/15/33	1,900,000	2,234,191
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,200,252
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,950,000	1,745,855
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	894,971
5.00% 9/1/24	575,000	575,000
5.00% 9/1/26	575,000	575,477

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/27	405,000	$ 405,284
5.00% 9/1/28	425,000	425,234
5.00% 9/1/29	425,000	425,229
5.00% 9/1/34	895,000	895,313
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	7,315,000	6,887,292
Series A 4.00% 5/1/37	2,005,000	2,005,020
Series A 5.00% 5/1/46	3,510,000	3,545,170
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	390,364
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,264,657
Series A 5.00% 11/15/47	5,035,000	5,109,216
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,225,806
Series A 5.00% 7/1/33	4,265,000	4,308,887
(Marian Center Project) Series A 5.375% 5/1/43	500,000	459,370
City of St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	420,000	418,005
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	318,456
Series A 5.00% 12/1/36	750,000	789,758
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	4,000,000	3,514,560
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	276,579

Schedules of investments
Delaware Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	$ 236,770
4.75% 11/1/52	750,000	683,835
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	630,000	630,189
Series A 144A 5.00% 8/1/46 #	1,500,000	1,486,125
Series A 144A 5.00% 8/1/51 #	880,000	858,343
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	686,054
Series A 5.00% 4/1/40	705,000	648,988
Series A 5.00% 4/1/48	315,000	270,900
Duluth Economic Development Authority Revenue
(Benedictine Health System) Series A 4.00% 7/1/31	1,625,000	1,550,884
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	1,600,000	1,566,400
Series A 5.00% 2/15/37	750,000	777,472
Series A 5.00% 2/15/53	8,710,000	8,859,028
Series A 5.00% 2/15/58	11,100,000	11,281,263
Series A 5.25% 2/15/58	8,000,000	8,214,480
(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	650,000	557,193
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	5,450,000	5,273,093
5.25% 1/1/54	1,500,000	1,639,785
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	2,031,557
		177,878,128
Housing Revenue Bonds — 1.98%
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	500,000	504,120

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Revenue
Series D 5.50% 7/1/53	1,915,000	$ 2,046,484
Series F 2.40% 7/1/46	390,000	271,432
Series F 4.20% 7/1/38	350,000	358,544
Series F 4.50% 1/1/43	1,405,000	1,421,424
Series I 2.00% 7/1/40	905,000	647,346
Series I 2.20% 1/1/51	1,195,000	767,214
Series O 4.45% 7/1/38	2,000,000	2,059,700
Series O 4.65% 7/1/41	650,000	669,617
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	2,175,000	2,175,000
		10,920,881
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.57%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	844,200
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,335,048
Sub-Series A 4.00% 12/1/52 •	7,500,000	7,576,050
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	10,050,000	9,893,421
		19,648,719
Lease Revenue Bonds — 1.88%
Chaska, Minnesota Economic Development Authority
Series A 4.125% 2/1/54	3,750,000	3,624,150
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease with Option to Purchase Project) 5.125% 2/1/43	1,250,000	1,271,625
(SWWC Service Cooperative Lease With Option to Purchase Project) Series A 4.50% 2/1/33	250,000	254,578
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,500,000	1,303,215

Schedules of investments
Delaware Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	$ 680,944
Series C 5.00% 8/1/34	1,565,000	1,567,097
Series C 5.00% 8/1/35	1,645,000	1,647,040
		10,348,649
Local General Obligation Bonds — 18.18%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	642,045
Series A 3.00% 2/1/45	3,100,000	2,577,960
Brainerd, Minnesota Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,514,880
Series A 4.00% 2/1/42	3,500,000	3,482,045
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,045,000	1,059,421
Series A 4.00% 2/1/42	2,580,000	2,610,341
Series A 4.00% 2/1/43	2,200,000	2,222,374
City of Blaine, Minnesota
Series A 4.00% 2/1/35	980,000	1,055,627
Series A 4.00% 2/1/38	1,020,000	1,079,160
Series A 4.00% 2/1/40	600,000	623,256
Series A 5.00% 2/1/34	500,000	582,580
City of Brooklyn Center, Minnesota
Series A 4.00% 2/1/34	500,000	544,140
Series A 4.00% 2/1/35	1,290,000	1,400,566
City of Chanhassen, Minnesota
Series A 4.00% 2/1/54	2,000,000	1,990,480
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,935,940
City of Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	481,155
City of Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,026,210
City of Maple Grove, Minnesota
Series A 4.00% 2/1/35	1,210,000	1,268,479

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	3,500,000	$ 3,218,950
3.00% 12/1/38	2,975,000	2,685,027
3.00% 12/1/40	1,875,000	1,639,050
3.00% 12/1/42	4,000,000	3,430,680
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	7,605,000	7,300,344
Clinton-Graceville-Beardsley Independent School District No. 2888
Series A 5.00% 2/1/35	1,135,000	1,282,664
Series A 5.00% 2/1/37	1,260,000	1,417,235
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	928,900
Series A 3.00% 2/1/41	1,000,000	866,590
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,970,000	1,753,714
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	985,920
Series A 5.00% 2/1/48	1,850,000	1,984,606
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,253,989
Hennepin County, Minnesota
Series A 5.00% 12/1/36	2,855,000	3,199,028
Lakeville Independent School District No. 194
(Lakeville area schools)
Series A 4.00% 2/1/34	800,000	862,368
Series A 4.00% 2/1/35	1,060,000	1,134,677
Martin County West Independent School District No. 2448
(Minnesota School District Credit Enhancement Program) Series A 5.00% 2/1/41	1,000,000	1,132,220
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	1,431,570
Series C 4.00% 3/1/43	1,425,000	1,442,456
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,960,000	1,997,710

Schedules of investments
Delaware Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	$ 1,930,475
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,008,070
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 3.00% 2/1/42	1,000,000	860,690
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	1,030,800
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,233,492
4.00% 2/1/43	1,130,000	1,141,492
Rice County, Minnesota
(State Credit Enhancement Program)
Series A 5.00% 2/1/44	580,000	638,423
Series A-1 4.00% 2/1/52	3,500,000	3,374,455
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,930,000	2,891,851
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	350,000	348,292
Series A 4.00% 2/1/45	850,000	842,877
Series A 5.00% 2/1/42	1,050,000	1,133,958
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	1,016,970
Series A 4.00% 2/1/44	1,745,000	1,724,584
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,295,000	2,050,651
Washington County, Minnesota
Series A 5.00% 2/1/44	1,515,000	1,691,164
Washington County, Minnesota General Obligation Capital Improvrment Plan Bond
Series A 5.00% 2/1/43	1,035,000	1,161,456
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,675,000	2,657,907

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	5,000,000	$ 4,366,650
		100,148,614
Pre-Refunded Bond — 0.15%
City of St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/30-25 §	790,000	810,232
		810,232
Special Tax Revenue Bonds — 3.06%
City of St. Paul Minnesota Sales & Use Tax Revenue
(Neighborhood and Economic Development Projects) Series C 5.00% 11/1/42	2,000,000	2,239,680
Commonwealth of Puerto Rico Revenue
(Subordinate)
1.724% 11/1/51 •	124,595	79,897
2.66% 11/1/43 •	1,472,650	933,291
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	831,975
Series A-1 4.75% 7/1/53	5,295,000	5,255,235
Series A-1 5.48% 7/1/46 ^	3,280,000	1,105,983
Series A-1 5.504% 7/1/51 ^	24,614,000	6,040,522
Series A-2 4.536% 7/1/53	378,000	362,597
		16,849,180
State General Obligation Bonds — 3.27%
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	2,000,000	1,857,060
Minnesota State
Series A 4.00% 9/1/38	625,000	658,463
Series A 5.00% 8/1/30	1,250,000	1,363,963
Series A 5.00% 9/1/31	1,000,000	1,152,830
Series A 5.00% 8/1/37	2,925,000	3,134,605
Series A 5.00% 8/1/39	1,250,000	1,350,375
Series A 5.00% 8/1/44	7,500,000	8,504,775
		18,022,071

Schedules of investments
Delaware Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 7.71%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	3,500,000	$ 3,363,535
Series B 5.00% 1/1/32 (AMT)	880,000	933,988
Series B 5.00% 1/1/38 (AMT)	350,000	366,755
Series B 5.00% 1/1/39 (AMT)	3,715,000	3,915,319
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,740,580
Series B 5.25% 1/1/42 (AMT)	6,000,000	6,622,080
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,139,220
Series B 5.25% 1/1/49 (AMT)	4,000,000	4,333,120
(Senior)
Series C 5.00% 1/1/41	600,000	618,816
Series C 5.00% 1/1/46	1,595,000	1,634,652
(Subordinate)
Series A 5.00% 1/1/44	1,200,000	1,264,728
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,303,689
Series B 5.00% 1/1/44 (AMT)	9,000,000	9,265,050
		42,501,532
Total Municipal Bonds (cost $545,997,937)		541,197,196

Short-Term Investments — 0.85%
Variable Rate Demand Note — 0.85%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.80% 11/15/48 (LOC - Wells Fargo Bank, N.A.)	4,670,000	4,670,000
Total Short-Term Investments (cost $4,670,000)		4,670,000
Total Value of Securities—99.09% (cost $550,667,937)		$545,867,196
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $18,941,156, which represents 3.44% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
 August 31, 2024
	Delaware Minnesota High-Yield Municipal Bond Fund	Delaware Tax-Free Minnesota Fund
Assets:
Investments, at value*	$221,256,067	$545,867,196
Cash	328,358	1,049,631
Interest receivable	2,589,084	5,681,029
Receivable for fund shares sold	153,782	1,051,793
Prepaid expenses	48,352	48,078
Other assets	1,586	4,704
Total Assets	224,377,229	553,702,431
Liabilities:
Payable for fund shares redeemed	396,272	926,002
Investment management fees payable to affiliates	132,266	247,415
Other accrued expenses	96,789	173,601
Distribution fees payable to affiliates	25,473	69,597
Distribution payable	20,098	261,319
Payable for securities purchased	—	1,132,360
Total Liabilities	670,898	2,810,294
Total Net Assets	$223,706,331	$550,892,137

Net Assets Consist of:
Paid-in capital	$237,535,727	$587,691,755
Total distributable earnings (loss)	(13,829,396)	(36,799,618)
Total Net Assets	$223,706,331	$550,892,137

	Delaware Minnesota High-Yield Municipal Bond Fund	Delaware Tax-Free Minnesota Fund

Net Asset Value

Class A:
Net assets	$89,654,776	$298,903,887
Shares of beneficial interest outstanding, unlimited authorization, no par	8,829,848	26,395,322
Net asset value per share	$10.15	$11.32
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.63	$11.85

Class C:
Net assets	$7,784,918	$7,211,652
Shares of beneficial interest outstanding, unlimited authorization, no par	765,254	634,723
Net asset value per share	$10.17	$11.36

Institutional Class:
Net assets	$126,266,637	$244,776,598
Shares of beneficial interest outstanding, unlimited authorization, no par	12,439,434	21,619,573
Net asset value per share	$10.15	$11.32
*Investments, at cost	$226,162,982	$550,667,937
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
 Year ended August 31, 2024
	Delaware Minnesota High-Yield Municipal Bond Fund	Delaware Tax-Free Minnesota Fund
Investment Income:
Interest	$9,480,085	$21,624,848

Expenses:
Management fees	1,136,916	2,726,861
Distribution expenses — Class A	217,857	681,006
Distribution expenses — Class C	79,264	76,806
Dividend disbursing and transfer agent fees and expenses	139,230	364,560
Registration fees	70,685	158,942
Accounting and administration expenses	52,066	98,624
Audit and tax fees	45,921	45,921
Legal fees	45,841	70,946
Reports and statements to shareholders expenses	23,601	7,685
Trustees’ fees	9,090	21,769
Custodian fees	2,061	4,631
Other	26,600	73,353
	1,849,132	4,331,104
Less expenses waived	(312,950)	(668,238)
Less expenses paid indirectly	(2,088)	(4,825)
Total operating expenses	1,534,094	3,658,041
Net Investment Income (Loss)	7,945,991	17,966,807

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,363,722)	(6,427,395)
Net change in unrealized appreciation (depreciation) on investments	11,467,299	23,417,616
Net Realized and Unrealized Gain (Loss)	10,103,577	16,990,221
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,049,568	$34,957,028
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,945,991	$7,200,116
Net realized gain (loss)	(1,363,722)	(5,129,123)
Net change in unrealized appreciation (depreciation)	11,467,299	(4,535,253)
Net increase (decrease) in net assets resulting from operations	18,049,568	(2,464,260)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,194,673)	(3,179,809)
Class C	(230,935)	(250,269)
Institutional Class	(4,363,949)	(3,687,208)
	(7,789,557)	(7,117,286)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	15,122,276	24,733,272
Class C	1,940,025	1,407,398
Institutional Class	54,181,125	56,284,847

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,061,377	3,072,064
Class C	227,746	247,254
Institutional Class	4,266,884	3,631,762
	78,799,433	89,376,597

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund
	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(24,031,125)	$(31,088,176)
Class C	(2,943,296)	(4,514,906)
Institutional Class	(42,527,198)	(57,410,992)
	(69,501,619)	(93,014,074)
Increase (decrease) in net assets derived from capital share transactions	9,297,814	(3,637,477)
Net Increase (Decrease) in Net Assets	19,557,825	(13,219,023)

Net Assets:
Beginning of year	204,148,506	217,367,529
End of year	$223,706,331	$204,148,506
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund
	Year ended
	8/31/24	8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$17,966,807	$15,096,090
Net realized gain (loss)	(6,427,395)	(15,001,894)
Net change in unrealized appreciation (depreciation)	23,417,616	(5,140,655)
Net increase (decrease) in net assets resulting from operations	34,957,028	(5,046,459)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(9,134,176)	(8,698,787)
Class C	(200,016)	(227,836)
Institutional Class	(7,803,517)	(6,535,249)
	(17,137,709)	(15,461,872)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	47,026,880	68,439,065
Class C	704,505	1,456,957
Institutional Class	90,735,046	131,692,831

Net assets from reorganization:[1]
Class A	36,670,677	—
Class C	1,357,835	—
Institutional Class	16,874,887	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,454,365	8,076,183
Class C	198,529	226,411
Institutional Class	5,604,128	4,268,668
	207,626,852	214,160,115

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund
	Year ended
	8/31/24	8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(79,562,609)	$(105,517,160)
Class C	(3,932,930)	(5,517,111)
Institutional Class	(79,810,817)	(135,208,517)
	(163,306,356)	(246,242,788)
Increase (decrease) in net assets derived from capital share transactions	44,320,496	(32,082,673)
Net Increase (Decrease) in Net Assets	62,139,815	(52,591,004)

Net Assets:
Beginning of year	488,752,322	541,343,326
End of year	$550,892,137	$488,752,322
[1]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.65	$10.08	$11.34	$11.00	$11.21

0.37	0.32	0.27	0.28	0.29
0.49	(0.43)	(1.26)	0.34	(0.21)
0.86	(0.11)	(0.99)	0.62	0.08

(0.36)	(0.32)	(0.27)	(0.28)	(0.29)
(0.36)	(0.32)	(0.27)	(0.28)	(0.29)

$10.15	$9.65	$10.08	$11.34	$11.00

9.10%	(1.06%)	(8.79%)	5.71%	0.81%

$89,655	$91,116	$98,592	$112,606	$103,913
0.85%	0.87%	0.88%	0.89%	0.89%
1.00%	0.99%	0.98%	0.97%	0.97%
3.74%	3.33%	2.58%	2.52%	2.69%
3.59%	3.21%	2.48%	2.44%	2.61%
19%	36%	23%	3%	18%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.67	$10.10	$11.36	$11.02	$11.23

0.30	0.25	0.19	0.20	0.21
0.49	(0.43)	(1.26)	0.34	(0.21)
0.79	(0.18)	(1.07)	0.54	—[2]

(0.29)	(0.25)	(0.19)	(0.20)	(0.21)
(0.29)	(0.25)	(0.19)	(0.20)	(0.21)

$10.17	$9.67	$10.10	$11.36	$11.02

8.28%	(1.79%)	(9.46%)	4.92%	0.05%

$7,785	$8,163	$11,476	$14,317	$19,376
1.60%	1.62%	1.63%	1.64%	1.64%
1.75%	1.74%	1.73%	1.72%	1.72%
2.99%	2.58%	1.82%	1.77%	1.94%
2.84%	2.46%	1.73%	1.69%	1.86%
19%	36%	23%	3%	18%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$9.65	$10.07	$11.33	$11.00	$11.20

0.39	0.35	0.30	0.31	0.32
0.49	(0.42)	(1.26)	0.33	(0.20)
0.88	(0.07)	(0.96)	0.64	0.12

(0.38)	(0.35)	(0.30)	(0.31)	(0.32)
(0.38)	(0.35)	(0.30)	(0.31)	(0.32)

$10.15	$9.65	$10.07	$11.33	$11.00

9.38%	(0.71%)	(8.58%)	5.89%	1.15%

$126,266	$104,870	$107,300	$102,787	$75,325
0.60%	0.62%	0.63%	0.64%	0.64%
0.75%	0.74%	0.73%	0.72%	0.72%
3.99%	3.58%	2.83%	2.77%	2.94%
3.84%	3.46%	2.73%	2.69%	2.86%
19%	36%	23%	3%	18%

Financial highlights
Delaware Tax-Free Minnesota Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.93	$11.36	$12.70	$12.49	$12.68

0.39	0.32	0.27	0.29	0.31
0.37	(0.42)	(1.34)	0.21	(0.16)
0.76	(0.10)	(1.07)	0.50	0.15

(0.37)	(0.33)	(0.27)	(0.29)	(0.31)
—	—	—	—	(0.03)
(0.37)	(0.33)	(0.27)	(0.29)	(0.34)

$11.32	$10.93	$11.36	$12.70	$12.49

7.10%	(0.89%)	(8.51%)	4.05%	1.30%

$298,904	$276,596	$317,184	$375,799	$373,691
0.83%	0.84%	0.85%	0.85%	0.85%
0.97%	0.98%	0.93%	0.93%	0.93%
3.52%	2.89%	2.25%	2.30%	2.53%
3.38%	2.75%	2.17%	2.22%	2.45%
27%	35%	24%	3%	15%

Financial highlights
Delaware Tax-Free Minnesota Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.96	$11.40	$12.75	$12.53	$12.72

0.31	0.24	0.18	0.20	0.22
0.38	(0.43)	(1.35)	0.22	(0.16)
0.69	(0.19)	(1.17)	0.42	0.06

(0.29)	(0.25)	(0.18)	(0.20)	(0.22)
—	—	—	—	(0.03)
(0.29)	(0.25)	(0.18)	(0.20)	(0.25)

$11.36	$10.96	$11.40	$12.75	$12.53

6.39%	(1.71%)	(9.23%)	3.35%	0.54%

$7,212	$8,592	$12,837	$17,096	$25,219
1.58%	1.59%	1.60%	1.60%	1.60%
1.72%	1.73%	1.68%	1.68%	1.68%
2.77%	2.14%	1.50%	1.55%	1.78%
2.63%	2.00%	1.42%	1.47%	1.70%
27%	35%	24%	3%	15%

Financial highlights
Delaware Tax-Free Minnesota Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
$10.93	$11.36	$12.70	$12.49	$12.68

0.42	0.35	0.30	0.32	0.34
0.37	(0.42)	(1.34)	0.21	(0.16)
0.79	(0.07)	(1.04)	0.53	0.18

(0.40)	(0.36)	(0.30)	(0.32)	(0.34)
—	—	—	—	(0.03)
(0.40)	(0.36)	(0.30)	(0.32)	(0.37)

$11.32	$10.93	$11.36	$12.70	$12.49

7.37%	(0.64%)	(8.28%)	4.31%	1.55%

$244,776	$203,564	$211,322	$218,886	$181,242
0.58%	0.59%	0.60%	0.60%	0.60%
0.72%	0.73%	0.68%	0.68%	0.68%
3.77%	3.14%	2.50%	2.55%	2.78%
3.63%	3.00%	2.42%	2.47%	2.70%
27%	35%	24%	3%	15%

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2024
Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Mutual Funds and Voyageur Tax Free Funds, are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Minnesota High-Yield Municipal Bond Fund and Delaware Tax-Free Minnesota Fund (each, a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2024, and for all open tax years (years ended August 31, 2021–August 31, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds
1. Significant Accounting Policies (continued)
and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2024, each Fund earned the following amounts under this arrangement:
Fund	Custody credits
Delaware Minnesota High-Yield Municipal Bond Fund	$2,052
Delaware Tax-Free Minnesota Fund	4,618
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2024, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Delaware Minnesota High-Yield Municipal Bond Fund	$36
Delaware Tax-Free Minnesota Fund	207

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund's average daily net assets as follows:
	Delaware Minnesota High-Yield Municipal Bond Fund	Delaware Tax-Free Minnesota Fund
On the first $500 million	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2023 (except as noted) through December 30, 2024 (except as noted). These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Delaware Minnesota High-Yield Municipal Bond Fund	0.59%*
Delaware Tax-Free Minnesota Fund	0.56%**
*	Effective December 29, 2023. Prior to December 29, 2023, the expense limitation for Delaware Minnesota High-Yield Municipal Bond Fund was 0.61%.
**	From June 7, 2024 to December 29, 2025. Prior to June 7, 2024, the expense limitation for Delaware Tax-Free Minnesota Fund was 0.59%.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2023 (except

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
as noted) through December 30, 2024 (except as noted), unless terminated by agreement of DMC and the Funds, is as follows:
Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Delaware Minnesota High-Yield Municipal Bond Fund	0.84%*	1.59%*	0.59%*
Delaware Tax-Free Minnesota Fund	0.81%**	1.56%**	0.56%**
*	Effective December 29, 2023. Prior to December 29, 2023, the expense limitation for Delaware Minnesota High-Yield Municipal Bond Fund were as follows for Class A, Class C, and Institutional Class, respectively: 0.86%, 1.61%, and 0.61%.
**	From June 7, 2024 to December 29, 2025. Prior to June 7, 2024, the expense limitation for Delaware Tax-Free Minnesota Fund were as follows for Class A, Class C, and Institutional Class, respectively: 0.84%, 1.59%, and 0.59%.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware Minnesota High-Yield Municipal Bond Fund	$12,801
Delaware Tax-Free Minnesota Fund	25,151
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware Minnesota High-Yield Municipal Bond Fund	$13,517
Delaware Tax-Free Minnesota Fund	32,485
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, and 1.00% of the average daily net assets of the Class A, and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Delaware Minnesota High-Yield Municipal Bond Fund	$6,012
Delaware Tax-Free Minnesota Fund	15,493
For the year ended August 31, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Delaware Minnesota High-Yield Municipal Bond Fund	$5,700
Delaware Tax-Free Minnesota Fund	5,598
For the year ended August 31, 2024, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Delaware Minnesota High-Yield Municipal Bond Fund	$3,448	$103
Delaware Tax-Free Minnesota Fund	7,113	623

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
3. Investments
For the year ended August 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Delaware Minnesota High-Yield Municipal Bond Fund	$46,198,217	$39,067,749
Delaware Tax-Free Minnesota Fund	133,187,939	144,293,724
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Minnesota High-Yield Municipal Bond Fund	$225,976,166	$3,464,094	$(8,184,193)	$(4,720,099)
Delaware Tax-Free Minnesota Fund	550,741,508	9,658,309	(14,532,621)	(4,874,312)
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2024:
Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$219,256,067
Short-Term Investments	2,000,000
Total Value of Securities	$221,256,067

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds
3. Investments (continued)
Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$541,197,196
Short-Term Investments	4,670,000
Total Value of Securities	$545,867,196
During the year ended August 31, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. As of August 31, 2024, there were no Level 3 investments in either of the Funds.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2024 and 2023 were as follows:
	Tax-exempt income	Ordinary income	Total
Year ended August 31, 2024:
Delaware Minnesota High-Yield Municipal Bond Fund	$7,787,024	$2,533	$7,789,557
Delaware Tax-Free Minnesota Fund	17,128,634	9,075	17,137,709

Year ended August 31, 2023:
Delaware Minnesota High-Yield Municipal Bond Fund	7,115,273	2,013	7,117,286
Delaware Tax-Free Minnesota Fund	15,458,644	3,228	15,461,872

5. Components of Net Assets on a Tax Basis
As of August 31, 2024, the components of net assets on a tax basis were as follows:
	Delaware Minnesota High-Yield Municipal Bond Fund	Delaware Tax-Free Minnesota Fund
Shares of beneficial interest	$237,535,727	$587,691,755
Undistributed tax-exempt income	20,098	67,312
Distributions payable	(20,098)	(261,319)
Capital loss carryforwards	(9,109,297)	(31,731,299)*
Unrealized appreciation (depreciation) of investments	(4,720,099)	(4,874,312)
Net assets	$223,706,331	$550,892,137
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses on wash sales, as applicable.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to reorganization-related adjustments. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2024, the Fund recorded the following reclassifications:
	Paid-in capital	Total distributable earnings (loss)
Delaware Tax-Free Minnesota Fund	$4,619,780	(4,619,780)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2024, each Fund has capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Delaware Minnesota High-Yield Municipal Bond Fund	$ 4,099,222	$5,010,075	$ 9,109,297

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds
5. Components of Net Assets on a Tax Basis (continued)
	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Fund	$8,300,927	$23,430,372	$31,731,299
6. Capital Shares
Transactions in capital shares were as follows:
	Delaware Minnesota High-Yield Municipal Bond Fund		Delaware Tax-Free Minnesota Fund
	Year ended		Year ended
	8/31/24	8/31/23	8/31/24	8/31/23
Shares sold:
Class A	1,542,323	2,520,760	4,345,639	6,212,711
Class C	197,442	142,713	65,090	131,667
Institutional Class	5,531,303	5,729,835	8,256,343	11,868,644

Shares from reorganization:[1]
Class A	—	—	3,288,850	—
Class C	—	—	121,344	—
Institutional Class	—	—	1,513,443	—

Shares issued upon reinvestment of dividends and distributions:
Class A	312,191	314,143	764,922	728,413
Class C	23,190	25,248	17,935	20,362
Institutional Class	434,308	371,678	506,450	385,083
	8,040,757	9,104,377	18,880,016	19,346,880

Shares redeemed:
Class A	(2,467,241)	(3,176,663)	(7,314,948)	(9,555,213)
Class C	(299,722)	(460,254)	(353,286)	(494,878)
Institutional Class	(4,397,921)	(5,882,046)	(7,288,776)	(12,230,968)
	(7,164,884)	(9,518,963)	(14,957,010)	(22,281,059)
Net increase (decrease)	875,873	(414,586)	3,923,006	(2,934,179)
[1]	See Note 7.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2024 and 2023, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Delaware Minnesota High-Yield Municipal Bond Fund
Year ended
8/31/24	913	7,216	—	7,237	914	$81,746
8/31/23	226	13,236	39	13,317	226	133,068

Delaware Tax-Free Minnesota Fund
Year ended
8/31/24	117,787	26,975	2,262	29,356	117,844	1,645,622
8/31/23	133,658	29,308	1,304	20,971	143,436	1,824,634
7. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware Tax-Free Minnesota Intermediate Fund (the “Acquired Fund”), a series of Voyageur Intermediate Tax Free Funds, with and into Delaware Tax-Free Minnesota Fund (the “Acquiring Fund”), a series of Voyageur Tax Free Funds (the “Trust”) (the “Reorganization”). Acquired Fund shareholders approved the Reorganization on April 30, 2024. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund share substantially similar investment objectives, principal investment strategies and principal risks, and identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on June 7, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds
7. Reorganization (continued)
The share transaction information associated with the Reorganization were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$36,670,677	3,652,458	3,288,850	$263,737,066	0.9004
Class C	1,357,835	134,974	121,344	6,657,955	0.8990
Institutional Class	16,874,887	1,680,766	1,513,443	216,560,383	0.9004
The net assets of the Acquired Fund before the Reorganization were $54,922,004. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $541,858,803.
Assuming the Reorganization had been completed on September 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended August 31, 2024, would have been as follows:
Net investment income	$19,427,043
Net realized loss on investments	(7,107,416)
Net change in unrealized appreciation (depreciation)	24,932,554
Net increase in net assets resulting from operations	$37,252,181
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s “Statements of operations” since the Reorganization was consummated on June 7, 2024.
8. Line of Credit
Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.
On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.
Each Fund had no amounts outstanding as of August 31, 2024, or at any time during the year then ended.
9. Securities Lending
Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds
9. Securities Lending (continued)
provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended August 31, 2024, each Fund had no securities out on loan.
10.  Geographic, Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and are subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds’’ are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A,

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds
10. Geographic, Credit and Market Risks (continued)
which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
12. Subsequent Events
On October 28, 2024, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 8. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 27, 2025.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to the Funds.
Management has determined that no other material events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in the Funds' financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Voyageur Mutual Funds and Voyageur Tax Free Funds and Shareholders of Delaware Minnesota High-Yield Municipal Bond Fund and Delaware Tax-Free Minnesota Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) and Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax Free Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 30, 2024
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds
Tax Information
The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended August 31, 2024, each Fund reports distributions paid during the year as follows:
	(A) Tax-Exempt Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Minnesota High-Yield Municipal Bond Fund	99.97%	0.03%	100.00%
Delaware Tax-Free Minnesota Fund	99.95%	0.05%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements at a Meeting Held on
August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (“DMC”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements. In considering and approving the Investment Management Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements for a one-year term. The following

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds
Board Consideration of Investment Management Agreements at a Meeting Held on
August 13-15, 2024
summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2023.
Delaware Tax-Free Minnesota Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe, for the 3- and 5-year periods was in the second quartile of its Performance Universe and for the 10-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3-, 5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5- and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board also noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Delaware Minnesota High-Yield Municipal Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was in the first quartile of its Performance Universe.  The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods and was approximately equal to its benchmark index for the 10-year period. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses.  The Board received and considered expense data for the Funds.  DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds
Board Consideration of Investment Management Agreements at a Meeting Held on
August 13-15, 2024
fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b 1 and non-12b 1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Delaware Tax-Free Minnesota Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Minnesota High-Yield Municipal Bond Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board considered whether the reorganization of assets from another Fund within the complex were expected to have economic benefits due to the increased assets under management represented by the combined Funds. The Board noted that each

Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements for an additional one-year period

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
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AR-MNALL-1024
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Tax Free Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 5, 2024

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 5, 2024